23 Post-employment Benefits (Details 11) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
2021 [member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	R$ 858,912
2021 [member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	838,980
2022 [member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	815,238
2023 [member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	790,598
2024 [member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	766,390
2026 a 2050 [member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	8,248,754
Unified Plan [member] | 2021 [member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	589,819
Unified Plan [member] | 2021 [member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	572,875
Unified Plan [member] | 2022 [member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	555,705
Unified Plan [member] | 2023 [member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	538,812
Unified Plan [member] | 2024 [member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	522,208
Unified Plan [member] | 2026 a 2050 [member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	5,119,047
Plan III [member] | 2021 [member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	179,251
Plan III [member] | 2021 [member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	173,696
Plan III [member] | 2022 [member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	167,961
Plan III [member] | 2023 [member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	162,277
Plan III [member] | 2024 [member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	156,810
Plan III [member] | 2026 a 2050 [member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	2,119,296
Assistance Plan [member] | 2021 [member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	89,842
Assistance Plan [member] | 2021 [member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	92,409
Assistance Plan [member] | 2022 [member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	91,572
Assistance Plan [member] | 2023 [member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	89,509
Assistance Plan [member] | 2024 [member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	87,372
Assistance Plan [member] | 2026 a 2050 [member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	R$ 1,010,411